Leases - Summary of Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Total lease payment, undiscounted	$ 1,149
Southern Airways Corporation
2023 / 2022	6,197		$ 4,586
2024 / 2023	5,265		4,374
2025 / 2024	3,809		2,889
2026 / 2025	2,351		1,239
2027 / 2026	936		465
Thereafter	0
Total lease payment, undiscounted	18,558
Less: imputed interest	2,426
Total lease liabilities	$ 16,132	$ 11,900	$ 13,553